Consolidated Income Statements (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) [1]
Transaction, integration and restructuring related expenses (a)	$ 58,913
ILFC
Transaction, integration and restructuring related expenses (a)	$ 9,600

[1]	Includes $9.6 million of transaction and integration expenses related to the ILFC Transaction for the year ended December 31, 2015.